CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (545)	$ (36,056)	$ (40,454)	$ (64,831)	$ (7,525)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,749	2,553	3,388	3,309	3,591
Amortization of intangible assets	2,518	4,526	6,043	3,669	2,037
Non-cash interest expense	160	196	243	845	410
Deferred interest expense	1,577	974	1,446	249	233
Deferred rent expense	33	606	882	56	70
Gain on settlement of deferred acquisition consideration	(2,246)
Recovery of certain notes receivable from related parties	(1,111)
Deferred tax benefit (expense)			111	186	(7,301)
Loss (gain) on disposal of property and equipment	201		146	1,209	(8)
Adjustment for excess and obsolete inventories	2,024	809
Impairment of notes receivable					113
Write-off of deferred offering costs			0	3,494
Provision recorded for sales returns and doubtful accounts	2,559	(29)	239	1,157	1,166
Provision recorded for inventory reserve			1,297	2,473	3,170
Stock-based compensation	1,164	700	936	1,075	919
Change in fair value of warrant liability			0	469	1,037
Loss on extinguishment of debt		1,862	1,862	2,095
Change in fair value of interest rate swap					6
Changes in fair value of forfeiture rights			0	589	(212)
Changes in operating assets and liabilities:
Accounts receivable	(19,160)	553	(4,691)	(7,110)	(7,010)
Inventory	(7,757)	(7,840)	(11,063)	(1,524)	(1,490)
Prepaid expenses and other current assets	(2,262)	(699)	(625)	(1,414)	(2,680)
Accounts payable	(3,778)	5,348	4,700	(60)	3,967
Accrued expenses and other current liabilities	3,521	85	2,942	2,354	2,665
Accrued interest - affiliate debt			0	(9,241)	3,190
Other liabilities	878	(715)	(930)	316	159
Net cash used in operating activities	(19,475)	(27,127)	(33,528)	(60,635)	(3,493)
Cash flows from investing activities:
Purchases of property and equipment	(12,260)	(2,526)	(5,984)	(1,857)	(2,426)
Proceeds from the repayment of notes receivable from related parties	1,726
Cash Payments To Acquire Businesses	(5,820)
Acquisition of intangible asset		(250)	(250)
Proceeds from disposal of property and equipment			0	1	8
Acquisition of NuTech Medical, net of cash acquired					(11,790)
VIE deconsolidation					(666)
Net cash used in investing activities	(16,354)	(2,776)	(6,234)	(1,856)	(14,874)
Cash flows from financing activities:
Line of credit borrowings, net	5,869	7,000	7,000	8,866	12,749
Proceeds from term loan	10,000	50,000	50,000		0
Proceeds from long-term debt - affiliates			0	15,000
Proceeds from notes payable - master lease					16,000
Proceeds from equity financing			50,340	92,000
Payment of equity issuance costs			(2,973)	(270)
Payment of recapitalization costs			0	(11,206)
Repayment of mortgage notes payables—Real Estate Entities, net					(1,335)
Repayment of debt and debt issuance cost on affiliate debt				(22,680)
Repayment of notes payable		(17,585)	(17,585)	(10)	(6,325)
Principal repayments of capital lease obligations	(1,776)	(863)	(1,266)	(104)	(81)
Redemption of redeemable common stock placed into treasury		(6,762)	(6,762)
Proceeds from the exercise of stock options	1,286	163	269	119	221
Proceeds from the exercise of common stock warrants		628	628
Cash contributions from members of affiliates					1,000
Payments of deferred acquisition consideration	(3,034)				(2,500)
Payment of debt issuance costs		(924)	(924)	(177)	(862)
Net cash provided by financing activities	12,345	31,657	78,727	81,538	18,867
Change in cash and restricted cash	(23,484)	1,754	38,965	19,047	500
Cash and restricted cash, beginning	60,370	21,405	21,405	2,358	1,858
Cash and restricted cash, end	36,886	23,159	60,370	21,405	2,358
Supplemental disclosure of cash flow information:
Cash paid for interest	7,130	5,922	8,148	5,423	6,076
Cash paid for income taxes		110	49	8	96
Supplemental disclosure of non-cash investing and financing activities:
Fair value of shares issued for business acquisition	7,986
Deferred acquisition consideration and earnout liability recorded for business acquisition	5,218
Debt issuance costs included in accounts payable		91	537
Fair value of shares issued in connection with investor debt settlement				42,764
Fair value of shares issued in connection with settlement of investor warrants				2,707
Common stock issued in exchange for APHAC shares				1
Notice of put option exercise of redeemable common shares				6,762
Non-cash deemed dividend related to warrant exchange		645	645
Equity issuance costs included in accounts payable		91	537
Purchases of property and equipment included in accounts payable and accrued expenses	$ 2,628	3,698	4,014	$ 172	764
Acquisition of intangible assets included in accrued expenses and other liabilities		500	500
Equipment acquired under capital lease		973	1,099
Fair value of warrant issued in connection with notes payable					959
Extinguishment of Subordinated Notes - affiliates					4,577
Accretion of redeemable common stock					423
Shares issued in connection with NuTech Medical acquisition					16,609
Deconsolidation of variable interest entities, net of cash					9,052
Issuance of deferred acquisition consideration					7,500
Issuance of contingent consideration forfeiture rights					$ 377
Amounts due related to acquisition of intangible assets included in accrued expenses and other liabilities		$ 500	$ 500